Significant accounting policies (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Percentage of monthly salary contributed to insurance funds			8.33%
Severance costs			$ 5,766	$ 5,038	$ 4,734
Deferred revenues resulting from transaction and service fees	$ 18,567		18,567	20,090
Advertising costs			$ 132,022	$ 122,020	$ 112,796
Potentially dilutive options to purchase ordinary shares			3,206,697	5,835,398	5,792,535
Impairment of long-lived assets	211	$ 2,400
Vesting period			4 years
Positions eliminated, percent			30.00%
Restructuring expenses			$ 3,424
Restructuring reserve	$ 384		$ 384
Computers and peripheral equipment
Property and equipment, net			33.00%
Leasehold improvements
Estimated useful lives	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember		us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Minimum | Office furniture and equipment
Property and equipment, net			7.00%
Maximum | Office furniture and equipment
Property and equipment, net			15.00%